UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  7/17/07

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		60


Form 13F information table value total (x$1000): $189,662


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                  June 30, 2007


Name of                Title of     	      Value     Shares/   Sh/  Put/  Invstmt   Othr
Issuer			Class	    Cusip    (x$1000)   Pm Amt    Pm   Call  Dscretn   Mgrs    Sole  Shrd  None
--------------------   ---------  ---------   -------   -------   ---  ----  -------   -----   ----  ----  ---

Aecom Technology Corp    COM     00766T100     3,903   157,300.00  SH        Sole           157,300.00
American Financial Group COM     025932104       106     3,100.00  SH        Sole             3,100.00
American Int'l Gp.       COM     026874107        70     1,000.00  SH        Sole             1,000.00
American Medical Sys Hdg COM     02744M108     5,580   309,300.00  SH        Sole           309,300.00
American Physician Serv. COM     028882108        95     5,000.00  SH        Sole             5,000.00
American Reprographics   COM     029263100     5,767   187,300.00  SH        Sole           187,300.00
Anadigics                COM     032515108     2,293   166,300.00  SH        Sole           166,300.00
Apache Corp              COM     037411105        64       780.00  SH        Sole               780.00
Argon St                 COM     040149106     5,744   247,500.00  SH        Sole           247,500.00
Assured Guaranty         COM     G0585R106     4,807   162,620.00  SH        Sole           162,620.00
BJ Services Co.          COM     055482103        77     2,700.00  SH        Sole             2,700.00
BP PLC ADR               COM     055622104        87     1,200.00  SH        Sole             1,200.00
Bea Systems Inc.         COM     073325102        85     6,200.00  SH        Sole             6,200.00
Bruker Biosciences Corp  COM     116794108     3,479   386,100.00  SH        Sole           386,100.00
CRA International        COM     12618T105     5,488   113,857.00  SH        Sole           113,857.00
Clean Energy Fuels       COM     184499101     4,171   332,100.00  SH        Sole           332,100.00
Cogent                   COM     19239Y108     4,508   306,900.00  SH        Sole           306,900.00
Conexant Systems         COM     207142100     2,555 1,851,700.00  SH        Sole         1,851,700.00
DTS                      COM     23335C101     2,439   112,041.00  SH        Sole           112,041.00
Darwin Prof Underwriters COM     237502109        79     3,148.00  SH        Sole             3,148.00
Dycom Industries         COM     267475101     7,844   261,640.00  SH        Sole           261,640.00
Emeritus Corp            COM     291005106     4,647   150,000.00  SH        Sole           150,000.00
First Marblehead         COM     320771108       232     6,000.00  SH        Sole             6,000.00
Guitar Center            COM     402040109     7,105   118,800.00  SH        Sole           118,800.00
Headwaters               COM     42210P102        55     3,200.00  SH        Sole             3,200.00
Heidrick & Struggles     COM     422819102     4,910    95,826.00  SH        Sole 	     95,826.00
International
Honda Motor Co. Ltd.     COM     438128308        54     1,500.00  SH        Sole             1,500.00
ITC Holdings             COM     465685105     5,403   132,992.00  SH        Sole           132,992.00
Icon PLC ADR             COM     45103T107     5,126   117,200.00  SH        Sole           117,200.00
Iconix Brand Group Inc   COM     451055107     4,046   182,100.00  SH        Sole           182,100.00
Infinity Property
& Casualty               COM     45665Q103        51     1,000.00  SH        Sole             1,000.00
InfraSource Services     COM     45684P102     4,854   130,844.00  SH        Sole           130,844.00
Innerworkings            COM     45773Y105     1,914   119,500.00  SH        Sole           119,500.00
Interactive Brokers Grp  COM     45841N107     3,711   136,800.00  SH        Sole           136,800.00
Interline Brands         COM     458743101     4,877   187,000.00  SH        Sole           187,000.00
Jarden Corp.             COM     471109108     5,759   133,896.00  SH        Sole           133,896.00
LivePerson               COM     538146101     1,501   280,571.00  SH        Sole           280,571.00
Medifast                 COM     58470H101     3,582   400,200.00  SH        Sole           400,200.00
Micron Technology        COM     595112103       100     8,000.00  SH        Sole             8,000.00
NCI Building Systems     COM     628852105     2,136    43,291.00  SH        Sole            43,291.00
Nice Systems ADR         COM     653656108     4,204   121,020.00  SH        Sole           121,020.00
Nighthawk Radiology      COM     65411N105     3,426   189,800.00  SH        Sole           189,800.00
Nuance Communications    COM     67020Y100     5,317   317,800.00  SH        Sole           317,800.00
Oil States International COM     678026105     4,738   114,600.00  SH        Sole           114,600.00
Omrix Pharmaceutical     COM     681989109     2,294    72,926.00  SH        Sole            72,926.00
On Assignment            COM     682159108     4,326   403,500.00  SH        Sole           403,500.00
P.F. Chang's China
Bistro                   COM     69333Y108     2,802    79,591.00  SH        Sole            79,591.00
Polymedica Corporation   COM     731738100     3,801    93,055.00  SH        Sole            93,055.00
Presstek                 COM     741113104     1,119   140,000.00  SH        Sole           140,000.00
ProAssurance             COM     74267C106     4,096    73,582.00  SH        Sole            73,582.00
Progressive Corp. Ohio   COM     743315103        62     2,600.00  SH        Sole             2,600.00
QLogic                   COM     747277101        68     4,100.00  SH        Sole             4,100.00
Rackable Systems         COM     750077109     3,455   279,500.00  SH        Sole           279,500.00
Santarus                 COM     802817304     3,036   587,223.00  SH        Sole           587,223.00
Sapient                  COM     803062108     1,161   150,200.00  SH        Sole           150,200.00
Signature Bank NY        COM     82669G104     7,466   218,956.00  SH        Sole           218,956.00
Sun Healthcare Group     COM     866933401     7,869   543,050.00  SH        Sole           543,050.00
Tesoro Petroleum         COM     881609101        57     1,000.00  SH        Sole             1,000.00
United Natural Foods     COM     911163103     5,196   195,491.00  SH        Sole           195,491.00
World Fuel Services      COM     981475106     5,863   139,400.00  SH        Sole           139,400.00
TOTAL PORTFOLIO
REPORT SUMMARY            60                 189,662




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